Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	201 8	201 7
Federal:
Current	$507	$911
Deferred	(26)	(65)
Change in corporate tax rate	--	297
Total federal	481	1,143
State, current	186	62
Total	$667	$1,205

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	201 8	201 7
Federal income tax at statutory rate	$560	$907
State tax, net of federal benefit	151	42
Stock compensation expense	(33)	(21)
Change in corporate tax rate	--	297
Other	(11)	(20)
Total	$667	$1,205

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	20 1 8	20 1 7
Deferred tax assets:
Allowance for loan losses	$413	$380
Stock-based compensation	7	13
Interest on non-accrual loans	2	5
Unrealized loss on investment securities available for sale	--	4
Deferred loan fees	182	176
Organization cost	1	1
Total deferred tax assets	605	579

Deferred tax liabilities:
Bank premises and equipment	(93)	(94)
Intangible	(9)	(5)
Total deferred tax liabilities	(102)	(99)

Net Deferred Tax Asset	$503	$480